CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED)
Revenues	$ 16,376,697	$ 31,285,396
Cost of revenues	(15,897,467)	(31,220,004)
Gross profit	479,230	65,392
Operating expenses:
Allowance for receivables	0	(995,155)
General and administrative expenses	(1,575,682)	(1,659,355)
Research and development expenses	(2,102)	(133,290)
Total operating expenses	(1,577,784)	(2,787,800)
Loss from operations	(1,098,554)	(2,722,408)
Other income (expenses):
Interest expense	(279,489)	(285,371)
Government subsidy income	0	40,936
Interest income	61,170	358
Gain on disposal of subsidiaries	824,512	0
Other income	35,342	2,183
Total other income (expense), net	8,027,130	(241,894)
Income (loss) before income taxes	6,928,576	(2,964,302)
Income tax (expenses) benefits	(334)	8,935
Net income (loss)	6,928,242	(2,955,367)
Net income (loss)	6,928,242	(2,955,367)
Other comprehensive income (loss) :
Foreign currency translation (loss) gain	(4,779,435)	1,108,763
Comprehensive income (loss)	$ 2,148,807	$ (1,846,604)
Earnings (loss) per share
Basic	$ 13.58	$ (1.64)
Diluted	$ 9.58	$ (1.64)
Weighted average shares outstanding
Basic	510,256	72,118
Diluted	723,571	210,790